Distribution Date: May 25, 2007
DISTRIBUTION PACKAGE
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com/abs
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
ABMAC Assurance Corporation
PNC Bank, N.A.
March 25, 2007
March 09, 2007
February 01, 2007
Credit Suisse Securities (USA) LLC
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Date
25-May-07
Determination Date 17-May-07 Accrual Periods: Begin End
Record Date - Physical Certificates 30-Apr-07 Class A-1, G 4/25/2007 5/24/2007
Record Date - non Physical Certificates 24-May-07 Class A-R, P, X-1, X-2 4/1/2007 4/30/2007
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance (2)
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
A-1 5.49000% $175,000,000.00 $163,610,511.76 $4,510,486.07 $748,518.09 $5,259,004.16 N/A N/A $159,100,025.69
A-R 10.02837% $100.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
P 10.02837% $100.00 $100.00 $0.00 $500.84 $500.84 N/A N/A $100.00
X-1 N/A $175,000,000.00 $163,515,104.79 $0.00 $3.80 $3.80 $0.00 $0.00 $153,134,742.15
X-2 N/A $175,000,000.00 $175,000,000.00 $0.00 $0.00 $0.00 N/A N/A $175,000,000.00
G 5.49000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
Totals: $175,000,200.00 $163,610,611.76 $4,510,486.07 $749,022.73 $5,259,508.80 $0.00 $0.00 $159,100,125.69
(1) Reflects the application of Net Funds Cap
(2) Classes X-1and X-2 Balances reflected Notional Amounts
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Total
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Paid
Writedown
Balance
Index
Value
A-1 43710A BB3 $934.91721006 $25.77420611 $4.27724623 $30.05145234 $0.00000000 $909.14300394 LIBOR 5.32000%
A-R 43710A BC1 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
P 43710A BD9 $1,000.00000000 $0.00000000 $5,008.40000000 $5,008.40000000 $0.00000000 $1,000.00000000
X-1 43710A BE7 $934.37202737 $0.00000000 $0.00002171 $0.00002171 $0.00000000 $875.05566943
X-2 43710A BF4 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $1,000.00000000
G
43710A BA5
$0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
A-1 5.49000% $748,518.09 $0.00 $0.00 $0.00 $0.00 NA $748,518.09 $0.00
A-R 10.02837% $0.00 $0.00 $0.00 $0.00 $0.00 NA $500.84 $0.00
G 5.49000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Date
25-May-07
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Prefunding Account:
Basis Risk Account:
Beginning Balance $6,359,831.14 Beginning Balance $1,000.00
Withdrawal: Subsequent Transfer $6,359,520.28 Deposit / Withdrawal : Income to X $3.80
Withdrawal: certificate principal $310.86 Deposit : required deposit from waterfall $0.00
Ending Balance $0.00 Withdrawal: for Basis Risk shortfalls $0.00
Withdrawal: to X when Libor certs = $0 $0.00
Ending Collateral Balance $153,134,842.15 Ending Balance $1,000.00
Capitalized Interest Account:
Reconciliation:
Beginning Balance $0.00 Available funds (A):
Withdrawal: Capitalized Interest Requirement $0.00 Servicer remittance $5,284,086.49
Withdrawal: Overfunded Interest Amount to Depositor $0.00 Funds from Capitalized Interest Account $0.00
Ending Balance $0.00 Funds from Prefund Account $310.86
Net Funds from Basis Risk account $3.80
Miscellaneous:
$5,284,401.15
Cumulative Recoveries $0.00 Distributions (B):
Current Advances $0.00 Indenture Trustee fee $1,113.18
Outstanding Advances $0.00 Credit Risk Fee $1,964.44
Insurance Policy Proceeds $0.00 Ambac Insurance Premium $21,814.73
Additional Balance Advance Amount $0.00 Total interest distributed $749,022.73
Rapid Amortization Event NO Total principal distributed $4,510,486.07
Net Deposits to Basis Risk account $0.00
Rate Info:
$5,284,401.15
Net Mortgage Rate 10.0510%
Net Funds Cap Classes P, A-R 10.0284% (A) - (B): $0.00
Net Funds Cap Classes A-1, G 9.2467%
Net Excess Spread 4.3354%
ACCOUNT ACTIVITY

Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Date
25-May-07
Home Equity Mortgage Trust
Mortgage-Backed Notes, Series 2007-1
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs $3,135,480.71 Senior Enhancement Percentage 0.000%
B) Ending Collateral Balance $153,134,842.15 Senior Enhancement Percentage for purposes of Stepdown 0.000%
C) Current Delinquency Rate (A/B) 2.048%
D) Rolling Three Month Delinquency Rate 1.426% 1) later of (x) March 2010 NO
E) Applicable % 5.500% (y) Date when Senior Enhancement % >= 8.26% NO
F) Cumulative Realized Losses $95,406.97
NO
G) Original Collateral Balance $175,000,200.00
H) Cumulative Loss % ( I / J) 0.055%
I) Applicable Cumulative Loss Limit % 100.000%
Overcollateralization:
A Trigger Event will occur if either (1) or (2) is True: Ending Overcollateralization Amount $0.00
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = E). NO Target Overcollateralization Amount $7,227,508.26
2) Cumulative Loss % exceeds applicable limit (H > I). NO Ending Overcollateralization deficiency amount $7,227,508.26
NO
Overcollateralization release amount $0.00
Excess interest distributions:
Excess available interest (A):
$489,643.72
1) as additional principal to certificates $489,643.72
2) Required Basis Risk Reserve Deposit to BRRF $0.00
3) Remaining Amounts to X-1 $0.00
(B): $489,643.72
(A)-(B): ($0.00)
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: May 25, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
157,155,373.65
5,806,767.03
-1,786,235.54
0.00
153,134,842.15
0.00
1,341,529.30
4,465,237.73
0.00
0.00
5,806,767.03
1,328,536.77
65,481.77
0.00
0.00
0.00
0.00
0.00
1,263,055.00
500.00
0.00
7,070,322.03
2,498
2,433
0.9080556642
10.57446%
10.05096%
17.41086%
0.00
0.00
0.00
0.00
61,443.70
1
0
0.00
0.00
65,481.77
0.00
0.00
0.00
0.00
0.00
0.00

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance
%
-100K to -1.99K
73 -10,600.52 -0.01%
0K to 99.99K
1,924 80,166,119.65 52.35%
100K to 199.99K
352 49,183,719.83 32.12%
200K to 299.99K
54 12,051,067.95 7.87%
300K to 399.99K
18 6,116,434.79 3.99%
400K to 499.99K
10 4,574,559.72 2.99%
500K to 599.99K
2 1,053,540.73 0.69%
Total
2,433
153,134,842.15
100.00%
Remaining Principal Balance
Balance
-10.00M
0.00M
10.00M
20.00M
30.00M
40.00M
50.00M
60.00M
70.00M
80.00M
90.00M
Group 2
-100K to -1.99K 0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K
Balance

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
1.50% - 1.99%
1 47,931.05 0.03%
6.00% - 6.49%
1 21,054.85 0.01%
7.00% - 7.49%
1 50,000.00 0.03%
7.50% - 7.99%
31 2,291,676.29 1.50%
8.00% - 8.49%
348 23,709,661.32 15.48%
8.50% - 8.99%
277 13,032,763.01 8.51%
9.00% - 9.49%
204 11,366,574.37 7.42%
9.50% - 9.99%
195 12,165,033.83 7.94%
10.00% - 10.49%
158 11,937,449.24 7.80%
10.50% - 10.99%
141 11,941,223.30 7.80%
11.00% - 11.49%
218 15,524,010.65 10.14%
11.50% - 11.99%
177 9,733,786.63 6.36%
12.00% - 12.49%
227 15,709,609.87 10.26%
12.50% - 12.99%
80 4,019,776.56 2.62%
13.00% - 13.49%
115 6,505,337.08 4.25%
13.50% - 13.99%
155 9,887,306.49 6.46%
14.00% - 14.49%
76 4,202,114.86 2.74%
14.50% - 14.99%
17 630,546.94 0.41%
15.00% - 15.49%
7 273,043.25 0.18%
15.50% - 15.99%
2 85,942.62 0.06%
16.00% - 16.49%
1 0.00 0.00%
17.50% - 17.99%
1 -0.06 0.00%
Total
2,433
153,134,842.15
100.00%
Gross Rate
Gross Rate
Group 2 Weighted Average Rate: 10.59%
Count
Balance ($)
%
0.00% - 0.99%
694 42,066,095.86 27.48%
1.00% - 1.99%
387 22,547,171.83 14.73%
2.00% - 2.99%
324 26,671,253.70 17.42%
3.00% - 3.99%
362 22,162,104.26 14.48%
4.00% - 4.99%
320 19,554,120.84 12.77%
5.00% - 5.99%
251 15,123,065.03 9.88%
6.00% - 6.99%
36 1,878,312.79 1.23%
7.00% - 7.99%
3 115,645.06 0.08%
8.00% - 8.99%
1 0.00 0.00%
9.00% - 9.99%
1 -0.06 0.00%
-1.00% - -0.01%
52 2,911,991.77 1.90%
-2.00% - -1.01%
1 50,000.00 0.03%
Total
2,432
153,079,761.08
100.00%
Gross Margins
Margin
Group 2 Weighted Average Margin: 2.36%

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
0.00% - 0.99%
981 58,697,597.48 38.39%
1.00% - 1.99%
360 21,348,041.52 13.96%
2.00% - 2.99%
284 24,033,546.14 15.72%
3.00% - 3.99%
313 19,234,734.51 12.58%
4.00% - 4.99%
256 15,875,343.09 10.38%
5.00% - 5.99%
202 11,953,538.90 7.82%
6.00% - 6.99%
27 1,564,326.43 1.02%
7.00% - 7.99%
2 70,235.20 0.05%
8.00% - 8.99%
5 127,016.20 0.08%
13.00% - 13.99%
0 0.00 0.00%
Total
2,430
152,904,379.47
100.00%
Lifetime Rate Floors
Floor
Group 2 Weighted Average Lifetime Rate Floor: 2.02%
Count
Balance ($)
%
15.00% - 15.99%
1 75,975.19 0.05%
16.00% - 16.99%
53 5,578,901.49 3.64%
18.00% - 18.99%
2,369 147,305,761.83 96.19%
23.00% - 23.99%
0 0.00 0.00%
24.00% - 24.99%
10 174,203.63 0.11%
Total
2,433
153,134,842.14
100.00%
Lifetime Rate Ceiling
Ceiling
Group 2 Weighted Average Lifetime Rate Ceiling: 17.93%
Count
Balance ($)
%
1
2,399 152,227,702.84 99.41%
3
31 800,777.91 0.52%
12
3 106,361.39 0.07%
Total
2,433
153,134,842.14
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
1
2,408 152,162,014.25 99.36%
3
20 687,610.93 0.45%
12
5 285,216.96 0.19%
Total
2,433
153,134,842.14
100.00%
Frequency of Payment Adjustments
Months

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
Prime Rate
2,433 153,134,842.14 100.00%
Total
2,433
153,134,842.14
100.00%
Indices
Index
Count
Balance ($)
%
Condominium
231 10,652,338.39 6.96%
Multifamily
71 6,323,746.61 4.13%
Planned Unit Developmen
420 30,381,809.93 19.84%
Single Family
1,684 104,348,558.21 68.14%
Townhouse
27 1,428,389.01 0.93%
Total
2,433
153,134,842.15
100.00%
Property Type
Type
Count
Balance ($)
%
2003
5 44,381.61 0.03%
2004
38 1,028,621.73 0.67%
2005
586 24,607,130.65 16.07%
2006
1,742 121,301,701.19 79.21%
2007
62 6,153,006.97 4.02%
Total
2,433
153,134,842.15
100.00%
Year of First Payment Date
Year

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
0.00%- 4.99%
129 418,283.94 0.27%
5.00%- 9.99%
278 10,315,275.23 6.74%
10.00%-14.99%
636 28,036,152.56 18.31%
15.00%-19.99%
530 31,552,224.53 20.60%
20.00%-24.99%
434 30,156,306.96 19.69%
25.00%-29.99%
237 20,517,527.51 13.40%
30.00%-34.99%
152 14,904,580.14 9.73%
35.00%-39.99%
94 8,304,849.25 5.42%
40.00%-44.99%
37 2,253,489.19 1.47%
45.00%-49.99%
25 2,265,409.91 1.48%
50.00%-54.99%
12 1,762,212.64 1.15%
55.00%-59.99%
11 672,529.16 0.44%
60.00%-64.99%
3 300,874.04 0.20%
65.00%-69.99%
1 4,658.63 0.00%
70.00%-74.99%
1 133,850.00 0.09%
75.00%-79.99%
1 56,498.89 0.04%
80.00%-84.99%
4 410,957.63 0.27%
85.00%-89.99%
2 191,564.75 0.13%
90.00%-94.99%
6 544,252.38 0.36%
95.00%-99.99%
2 157,159.39 0.10%
100.0%-105.0%
2 176,185.42 0.12%
Total
2,597
153,134,842.15
100.00%
Original LTV
LTV
Group 2 Weighted Average LTV: 23
Count
Balance ($)
%
25 - 48
1 55,085.60 0.04%
49 - 72
3 170,193.90 0.12%
73 - 96
8 335,130.93 0.23%
97 - 120
1,014 73,961,007.25 50.30%
121 - 144
18 445,880.37 0.30%
145 - 168
344 14,807,527.79 10.07%
169 - 192
751 48,955,898.00 33.29%
193 - 216
5 230,971.31 0.16%
217 - 240
199 8,090,570.02 5.50%
Total
2,343
147,052,265.17
100.00%
Remaining Amortization Term
Month
Group 2 Weighted Average Remaining Amortization Months: 141

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
97 - 120
3 79,664.14 0.05%
145 - 168
255 16,215,085.48 10.59%
169 - 192
206 15,432,872.66 10.08%
193 - 216
1 61,087.59 0.04%
217 - 240
337 26,563,214.17 17.35%
241 - 264
18 445,880.37 0.29%
265 - 288
509 26,022,973.10 16.99%
289 - 312
901 60,115,371.69 39.26%
313 - 336
5 230,971.31 0.15%
337 - 360
198 7,967,721.64 5.20%
Total
2,433
153,134,842.15
100.00%
Remaining Term to Maturity
Month
Group 2 Weighted Average Remaining Months: 256
Count
Balance ($)
%
0 - 24
90 6,082,576.97 3.97%
49 - 72
4 225,279.50 0.15%
97 - 120
1,022 74,296,138.19 48.52%
169 - 192
1,113 64,209,306.16 41.93%
217 - 240
204 8,321,541.33 5.43%
Total
2,433
153,134,842.15
100.00%
Original Amortization Term
Month
Group 2 Weighted Average Original Amortization Months: 147
Count
Balance ($)
%
97 - 120
3 79,664.14 0.05%
169 - 192
461 31,647,958.14 20.67%
217 - 240
338 26,624,301.76 17.39%
289 - 312
1,428 86,584,225.16 56.54%
337 - 360
203 8,198,692.95 5.35%
Total
2,433
153,134,842.15
100.00%
Original Remaining Term to Maturity
Month
Group 2 Weighted Average Original Remaining Months: 268

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
ALABAMA
4 246,269.94 0.16%
ARIZONA
172 10,834,726.86 7.08%
CALIFORNIA
707 50,678,794.36 33.09%
COLORADO
88 4,649,964.38 3.04%
CONNECTICUT
18 1,060,401.05 0.69%
DELAWARE
2 115,597.55 0.08%
DISTRICT OF COLUMBIA 2 99,315.94 0.06%
FLORIDA
343 20,618,370.99 13.46%
GEORGIA
68 2,975,969.34 1.94%
HAWAII
7 673,971.61 0.44%
IDAHO
5 187,009.96 0.12%
ILLINOIS
68 3,308,891.10 2.16%
INDIANA
23 771,180.38 0.50%
IOWA
3 103,808.95 0.07%
KANSAS
1 0.00 0.00%
KENTUCKY
4 75,344.31 0.05%
LOUISIANA
0
MAINE
7 360,875.48 0.24%
MARYLAND
48 2,289,589.54 1.50%
MASSACHUSETTS
26 1,524,532.73 1.00%
MICHIGAN
89 3,141,018.71 2.05%
MINNESOTA
21 1,025,991.74 0.67%
MISSISSIPPI
1 0.00 0.00%
MISSOURI
25 1,228,789.01 0.80%
MONTANA
3 405,000.00 0.26%
NEBRASKA
3 123,759.24 0.08%
NEVADA
153 10,517,636.41 6.87%
NEW HAMPSHIRE
8 265,795.93 0.17%
NEW JERSEY
141 9,606,655.31 6.27%
NEW MEXICO
4 325,738.96 0.21%
NEW YORK
125 12,763,316.94 8.33%
NORTH CAROLINA
14 281,118.44 0.18%
OHIO
3 169,045.21 0.11%
OKLAHOMA
2 84,000.00 0.05%
OREGON
43 2,205,770.76 1.44%
PENNSYLVANIA
33 1,838,388.77 1.20%
RHODE ISLAND
2 96,578.91 0.06%
SOUTH CAROLINA
9 211,029.89 0.14%
TENNESSEE
0
UTAH
32 1,846,581.15 1.21%
VERMONT
1 19,579.25 0.01%
VIRGINIA
46 2,408,679.67 1.57%
WASHINGTON
51 2,951,693.87 1.93%
WEST VIRGINIA
2 76,777.66 0.05%
WISCONSIN
24 886,169.77 0.58%
WYOMING
2 81,112.08 0.05%
Total
2,433
153,134,842.15
100.00%
Geographic Distribution by State
State

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
0
5
10
15
20
25
30
35
CALIFORNIA
FLORIDA
NEW YORK
ARIZONA
NEVADA
NEW JERSEY
COLORADO
ILLINOIS
MICHIGAN
GEORGIA
WASHINGTON
VIRGINIA
MARYLAND
OREGON
UTAH
PENNSYLVANIA
MASSACHUSETTS
MISSOURI
CONNECTICUT
MINNESOTA
WISCONSIN
INDIANA
HAWAII
MONTANA
MAINE
NEW MEXICO
NORTH CAROLINA
NEW HAMPSHIRE
ALABAMA
SOUTH CAROLINA
IDAHO
OHIO
NEBRASKA
DELAWARE
IOWA
DISTRICT OF
COLUMBIA
RHODE ISLAND
OKLAHOMA
WYOMING
WEST VIRGINIA
KENTUCKY
VERMONT
KANSAS
MISSISSIPPI
LOUISIANA
TENNESSEE
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: May 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,364
147,633,511.06
96.63%
0.00
29
2,365,850.38
1.55%
0.00
12
1,100,388.86
0.72%
0.00
11
762,001.82
0.50%
0.00
13
917,775.17
0.60%
0.00
2,429
152,779,527.29
0.00
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
1
36,800.00
10.36%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
291,555.42
82.06%
0.00
1
26,959.44
7.59%
0.00
4
355,314.86
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,365
147,670,311.06
96.43%
0.00
29
2,365,850.38
1.54%
0.00
12
1,100,388.86
0.72%
0.00
13
1,053,557.24
0.69%
0.00
14
944,734.61
0.62%
0.00
2,433
153,134,842.15
100.00%
0.00
Current
30 - 59
days
60 - 89
days
90 - 120
days
120 + days
Current 96.4%
30 - 59 days 1.5%
60 - 89 days 0.7%
90 - 120 days 0.7%
120 + days 0.6%
Total: 100.0%

Distribution Date: May 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
29 2,365,850.38 45.97% 12 1,100,388.86 21.38% 11 762,001.82 14.81% 13 917,775.17 17.83%
65
5,146,016.23
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 2 291,555.42 91.54% 1 26,959.44 8.46%
3
318,514.86
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
29
2,365,850.38
43.29%
12
1,100,388.86
20.14%
13
1,053,557.24
19.28%
14
944,734.61
17.29%
68
5,464,531.09
100.00%
43.29
20.14
19.28
17.29
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
5
10
15
20
25
30
35
40
45
Group 2
0
5
10
15
20
25
30
35
40
45
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
94.17
5.83
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: May 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
March 2007
April 2007
May 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
31 2,428,015.30 30 2,417,411.68 29 2,365,850.38
60 - 89 days
11 867,145.03 16 1,507,685.98 12 1,100,388.86
90 - 120 days
6 356,189.58 8 588,545.03 13 1,053,557.24
120 + days
0 0.00 6 356,189.58 14 944,734.61
Bankruptcy
0 0.00 1 234,000.00 4 355,314.86
Foreclosure
0 0.00 0 0.00 0 0.00
REO
0 0.00 0 0.00 0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
Balance ($)
Bankruptcy

Distribution Date: May 25, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Current
36.35%
5,806,767.03
3 Month
40.38%
Life CPR
40.38%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.35%
Life CDR
0.35%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
07
4/
1/
20
07
5/
1/
20
07
Group 2
Total
Amount ($)

Distribution Date: May 25, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Bankruptcy
Count
Balance ($)
%
4 355,314.86 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
409015948 234,000.00 234,000.00 12.18% 01/15/2007 300
409315835 58,200.00 57,555.42 13.48% 01/15/2007 300
409315921 27,000.00 26,959.44 12.28% 11/15/2006 300
500773632 36,800.00 36,800.00 12.00% 04/30/2007 180
Total:
4
355,314.86
356,000.00

Distribution Date: May 25, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: May 25, 2007
REO LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: May 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
12 1,830,300.00 1,341,529.30 0.00 157,155,373.65
0.85%
99.15%
2
Prepayment 0.85%
Liquidation 0.00%
Beginning Balance 99.15%
Total: 100.00%
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
405388599 200,000.00 167,138.67 167,138.67 0.00 0.00 0.00 04/04/2007 12/30/1899 0.00 8.500% 0.00
405843723 47,500.00 46,905.09 46,905.09 0.00 0.00 0.00 04/24/2007 12/30/1899 0.00 8.250% 0.00
406502467 61,500.00 61,443.70 61,443.70 0.00 0.00 0.00 04/16/2007 12/30/1899 0.00 9.750% 500.00
408061987 120,000.00 27,734.16 27,734.16 0.00 0.00 0.00 04/04/2007 12/30/1899 0.00 9.250% 0.00
409805277 163,000.00 93,333.64 93,333.64 0.00 0.00 0.00 04/27/2007 12/30/1899 0.00 10.750% 0.00
500701154 250,000.00 81,913.06 81,913.06 0.00 0.00 0.00 04/25/2007 12/30/1899 0.00 8.750% 0.00
500759686 77,000.00 76,395.09 76,395.09 0.00 0.00 0.00 04/23/2007 12/30/1899 0.00 12.250% 0.00
500785495 437,800.00 356,933.00 356,933.00 0.00 0.00 0.00 04/12/2007 12/30/1899 0.00 10.375% 0.00
500825666 100,000.00 56,327.67 56,327.67 0.00 0.00 0.00 04/02/2007 12/30/1899 0.00 8.500% 0.00
500869995 100,000.00 99,905.22 99,905.22 0.00 0.00 0.00 04/12/2007 12/30/1899 0.00 10.125% 0.00
500908177 200,000.00 200,000.00 200,000.00 0.00 0.00 0.00 04/24/2007 12/30/1899 0.00 8.250% 0.00
500927308 73,500.00 73,500.00 73,500.00 0.00 0.00 0.00 04/02/2007 12/30/1899 0.00 11.875% 0.00
Total:
12
1,830,300.00
1,341,529.30
0.00
1,341,529.30
0.00
0.00
0.00
500.00

Distribution Date: May 25, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: May 25, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
HOME EQUITY MORTGAGE TRUST 2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #